Fair Value Measurements - Schedule of Changes in Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 145	$ 4,030	$ 821	$ 2,373	$ 2,373	$ 741
Fair value upon issuance	14,827		14,827			834
Change in fair value	$ (8,121)	$ (2,126)	$ (8,797)	$ (447)	$ (548)	$ 821
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Exercise of warrants		$ (53)		$ (75)	$ (75)	$ (23)
Derecognition of liability to equity		(929)		(929)	(929)
Ending Balance	$ 6,851	922	$ 6,851	922	821	2,373
Preferred Stock Warrants (as Converted to Common)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	110	2,679	642	1,777	1,777	510
Fair value upon issuance						834
Change in fair value	(55)	(1,571)	(587)	(647)	(720)	456
Exercise of warrants		(53)		(75)	(75)	(23)
Derecognition of liability to equity		(340)		(340)	(340)
Ending Balance	55	715	55	715	642	1,777
Common Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	35	1,351	179	596	596	231
Change in fair value	(19)	(555)	(163)	200	172	365
Exercise of warrants		0
Derecognition of liability to equity		(589)		(589)	(589)
Ending Balance	16	207	16	207	179	596
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance	1,670		1,670
Change in fair value	(860)		(860)
Ending Balance	810		810
Public Offering Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance	13,157		13,157
Change in fair value	(7,187)		(7,187)
Ending Balance	5,970		5,970
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	89,524	23,638	67,699	178	178	159
Fair value upon issuance		105,530	49,100	131,714	133,609
Change in fair value	7,054	(10,357)	(24,447)	(12,581)	(17,147)	19
Change in fair value - OCI	(8,870)		(3,590)		700
Repayments of debt	(1,404)	(10,250)	(2,458)	(10,750)
Payments					(11,842)
Derecognition of liability to equity		(37,799)		(37,799)	(37,799)
Ending Balance	86,304	70,762	86,304	70,762	67,699	178
Public Warrants | Success Fee Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	14	213	14	178	178	159
Change in fair value		(201)		(166)	(164)	19
Ending Balance	14	12	14	12	14	$ 178
Public Warrants | 2023 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		16,793
Fair value upon issuance		9,150		28,700	28,700
Change in fair value		6,008		3,751	3,751
Repayments of debt		(10,250)		(10,750)
Payments					(10,750)
Derecognition of liability to equity		(21,701)		(21,701)	(21,701)
Public Warrants | PubCo Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,327
Fair value upon issuance				3,370	3,370
Change in fair value		(599)		(642)	(642)
Derecognition of liability to equity		(2,728)		(2,728)	(2,728)
Public Warrants | Base PubCo and Backstop Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,305
Fair value upon issuance				3,264	3,264
Change in fair value		10,065		10,106	10,106
Derecognition of liability to equity		(13,370)		(13,370)	(13,370)
Public Warrants | Term Loan Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			1,895
Fair value upon issuance					1,895
Change in fair value			(1,895)
Ending Balance	0		0		1,895
Public Warrants | Revenue Interest Financing
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	39,000		36,200
Fair value upon issuance		40,000		40,000	40,000
Change in fair value	6,704	(3,400)	5,358	(3,400)	(3,408)
Change in fair value - OCI	(5,800)		(600)		700
Repayments of debt	(1,404)		(2,458)
Payments					(1,092)
Ending Balance	38,500	36,600	38,500	36,600	36,200
Public Warrants | PIPE Conversion Derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,450		5,600
Fair value upon issuance		3,340		3,340	3,340
Change in fair value	4,400	2,100	4,250	2,100	2,260
Ending Balance	9,850	5,440	9,850	5,440	5,600
Public Warrants | Earn-Out Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	4,110		23,990
Fair value upon issuance		53,040		53,040	53,040
Change in fair value	(2,260)	(24,330)	(22,140)	(24,330)	(29,050)
Ending Balance	1,850	$ 28,710	1,850	$ 28,710	$ 23,990
Public Warrants | RTW Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	40,950
Fair value upon issuance			49,100
Change in fair value	(1,790)		(10,020)
Change in fair value - OCI	(3,070)		(2,990)
Ending Balance	$ 36,090		$ 36,090